Annual Operating Expenses {- Brokerage and Investment Management Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-19 - Brokerage and Investment Management Portfolio - Brokerage and Investment Management Portfolio-Default
Nov. 12, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	0.76%